LOANS RECEIVABLE (Details)	12 Months Ended
	Nov. 30, 2018 CAD ($)	Nov. 30, 2017 CAD ($)	Nov. 30, 2016 CAD ($)	Nov. 30, 2016 USD ($)
Loans Receivable [Line Items]
Opening balance	$ 381,891	$ 79,072	$ 0
Advances		278,619	100,000
Accrued interest revenue	53,367	37,562	2,500
Repayments received	(3,963)	(13,362)	(23,428)
Closing balance	431,295	381,891	79,072
Waterproof
Loans Receivable [Line Items]
Opening balance	100,399	79,072	0	$ 0
Advances		28,619	100,000
Accrued interest revenue	8,116	6,070	2,500
Repayments received	(3,963)	(13,362)	(23,428)	(23,428)
Closing balance	104,552	100,399	79,072	$ 79,072
Participant Games Inc.
Loans Receivable [Line Items]
Opening balance	172,135	0	0
Advances		150,000	0
Accrued interest revenue	27,671	22,135	0
Repayments received	0	0	0
Closing balance	199,806	172,135	0
Installment Entertainment Inc.
Loans Receivable [Line Items]
Opening balance	109,357	0	0
Advances		100,000	0
Accrued interest revenue	17,580	9,357	0
Repayments received	0	0	0
Closing balance	$ 126,937	$ 109,357	$ 0